JPMorgan Sustainable Consumption ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Sustainable Consumption ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.9%
Australia — 2.5%
Brambles Ltd.	34,560	293,883
Canada — 2.3%
Ritchie Bros Auctioneers, Inc.	1,216	73,533
West Fraser Timber Co. Ltd.	2,308	200,678
		274,211
China — 2.7%
Chacha Food Co. Ltd., Class A	8,400	56,852
NXP Semiconductors NV	1,416	260,983
		317,835
Denmark — 1.6%
Novo Nordisk A/S, Class B	1,402	194,023
Finland — 2.5%
Neste OYJ	3,483	166,496
UPM-Kymmene OYJ	3,538	128,239
		294,735
France — 0.9%
Dassault Systemes SE	2,734	101,680
Germany — 5.3%
GEA Group AG	2,304	103,956
Infineon Technologies AG	4,502	162,119
Siemens AG (Registered)	886	138,398
Symrise AG	2,091	222,294
		626,767
Ireland — 3.0%
Kerry Group plc, Class A	1,865	174,751
Kingspan Group plc	1,649	106,057
Origin Enterprises plc *	15,674	71,057
		351,865
Japan — 5.4%
FANUC Corp.	900	159,021
Hitachi Ltd.	1,600	83,908
Keyence Corp.	400	184,147
Kurita Water Industries Ltd.	1,800	81,393
Topcon Corp.	9,900	129,012
		637,481
Netherlands — 3.4%
ASML Holding NV	374	247,456
Koninklijke DSM NV	1,154	148,407
		395,863
Norway — 2.4%
Norsk Hydro ASA	11,553	93,670

JPMorgan Sustainable Consumption ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
Orkla ASA	15,029	112,202
TOMRA Systems ASA	4,095	72,291
		278,163
Spain — 0.7%
Befesa SA (a)	1,510	86,615
Sweden — 0.9%
Boliden AB	2,388	107,166
Switzerland — 3.4%
SIG Group AG *	11,564	286,625
Sika AG (Registered)	398	113,090
		399,715
Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,836	262,982
United Kingdom — 4.1%
CNH Industrial NV	13,117	232,433
Tate & Lyle plc	26,799	249,554
		481,987
United States — 54.6%
AGCO Corp.	1,033	142,688
Autodesk, Inc. *	1,071	230,436
Cadence Design Systems, Inc. *	812	148,458
Carrier Global Corp.	4,762	216,814
Danaher Corp.	989	261,472
Darling Ingredients, Inc. *	2,651	175,735
Deere & Co.	953	402,967
Dover Corp.	1,362	206,792
Ecolab, Inc.	1,187	183,783
Elevance Health, Inc.	315	157,497
Eli Lilly & Co.	362	124,582
Energy Recovery, Inc. *	2,628	58,158
Evoqua Water Technologies Corp. *	1,910	92,654
Farmland Partners, Inc., REIT	4,097	52,769
General Mills, Inc.	3,362	263,446
Gladstone Land Corp., REIT	2,377	46,447
International Flavors & Fragrances, Inc.	1,444	162,392
Intuitive Surgical, Inc. *	225	55,280
LKQ Corp.	1,452	85,610
Nestle SA (Registered)	1,970	240,358
NIKE, Inc., Class B	2,152	274,014
Rayonier, Inc., REIT	3,089	112,409
Roche Holding AG	690	215,398
Rockwell Automation, Inc.	698	196,857
Schneider Electric SE	859	139,343
Sprouts Farmers Market, Inc. *	2,002	63,964
Tetra Tech, Inc.	1,882	292,689

JPMorgan Sustainable Consumption ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Trane Technologies plc	2,362	423,081
Trex Co., Inc. *	1,409	74,283
Trimble, Inc. *	4,792	278,224
UnitedHealth Group, Inc.	420	209,660
Valmont Industries, Inc.	643	212,016
Weyerhaeuser Co., REIT	6,046	208,164
Xylem, Inc.	2,910	302,669
Zoetis, Inc.	725	119,980
		6,431,089
Total Common Stocks (Cost $10,535,674)		11,536,060
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (b) (c)(Cost $161,595)	161,505	161,602
Total Investments — 99.3% (Cost $10,697,269)		11,697,662
Other Assets Less Liabilities — 0.7%		80,532
NET ASSETS — 100.0%		11,778,194

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.

JPMorgan Sustainable Consumption ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Machinery	15.2%
Food Products	11.5
Semiconductors & Semiconductor Equipment	8.0
Chemicals	7.1
Building Products	7.0
Commercial Services & Supplies	7.0
Pharmaceuticals	5.6
Electronic Equipment, Instruments & Components	5.1
Software	4.1
Equity Real Estate Investment Trusts (REITs)	3.6
Health Care Providers & Services	3.1
Electrical Equipment	2.9
Paper & Forest Products	2.8
Containers & Packaging	2.5
Textiles, Apparel & Luxury Goods	2.3
Life Sciences Tools & Services	2.2
Industrial Conglomerates	1.9
Construction & Engineering	1.8
Metals & Mining	1.7
Oil, Gas & Consumable Fuels	1.4
Others (each less than 1.0%)	1.8
Short-Term Investments	1.4

JPMorgan Sustainable Consumption ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$	$	$	$
Australia	—	293,883	—	293,883
Canada	274,211	—	—	274,211
China	260,983	56,852	—	317,835
Denmark	—	194,023	—	194,023
Finland	—	294,735	—	294,735
France	—	101,680	—	101,680
Germany	—	626,767	—	626,767
Ireland	71,057	280,808	—	351,865

JPMorgan Sustainable Consumption ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Japan	$—	$637,481	$—	$637,481
Netherlands	—	395,863	—	395,863
Norway	—	278,163	—	278,163
Spain	—	86,615	—	86,615
Sweden	—	107,166	—	107,166
Switzerland	—	399,715	—	399,715
Taiwan	262,982	—	—	262,982
United Kingdom	232,433	249,554	—	481,987
United States	5,835,990	595,099	—	6,431,089
Total Common Stocks	6,937,656	4,598,404	—	11,536,060
Short-Term Investments
Investment Companies	161,602	—	—	161,602
Total Investments in Securities	$7,099,258	$4,598,404	$—	$11,697,662
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (a) (b)	$295,959	$267,222	$401,679	$5	$95	$161,602	161,505	$1,680	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.